Stock-Based Compensation Awards (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Summary of Option activity

Option activity for the years ended December 31, 2022 and 2021, are as follows:

				Weighted
		Weighted		Average
		Average	Total	Remaining
		Exercise	Intrinsic	Contractual
($ in thousands)	Options	Price	Value	Life (Years)

Outstanding as of December 31, 2020	141,851	$5.34

Granted	153,504	$0.55
Forfeited	(7,973)	$10.00

Outstanding as of December 31, 2021	287,382	$2.65	$—	8.61

Forfeited prior to merger conversion	(83,928)	$4.63
Additional options issued in merger conversion	41,338	$1.84

Outstanding as of December 31, 2022	244,792	$1.84	$751,851	7.65

Options exercisable as of December 31, 2022	145,365	$2.46	$412,681	7.48

Summary of Stock Based Compensation Expense

The following represents stock-based compensation expense in the company’s unaudited condensed consolidated statements of operations:

($ in thousands)	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Research and development	$96	$90	$135	$90
General and administrative	459	255	925	259
Total	$555	$345	$1,060	$349

Stock-based compensation expense for options included in the consolidated statements of operations is as follows:

($ in thousands)	2022	2021
Research and development	$7	$1
General and administrative	141	13
Total	$148	$14

Summary of RSU Activity

RSU activity for the year ended December 31, 2022, was as follows:

Outstanding as of December 31, 2021	—

Granted	255,000
Forfeited prior to merger conversion	(7,000)
Additional RSUs issued in merger conversion	50,389

Outstanding as of December 31, 2022	298,389

Vested as of December 31, 2022	—

Shares subject to repurchase as of December 31, 2022	298,389

Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Summary of Stock Based Compensation Expense

Stock-based compensation expense for RSUs included in the consolidated statements of operations is as follows:

($ in thousands)	2022	2021
Research and development	$89	$—
General and administrative	1,074	—
Total	$1,163	$—